Common Stock Options (Schedule of Aggregate Share Option Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Number of Shares
Options outstanding, beginning balance	0	11,000	28,000
Options granted	21,000	0	0
Options exercised	0	(11,000)	(17,000)
Options expired	0	0	0
Options forfeited	0	0	0
Options outstanding, ending balance	21,000	0	11,000	28,000
Vested and exercisable at September 30, 2013	21,000
Weighted- Average Exercise Price
Options outstanding, beginning balance (in usd per share)	$ 0.00	$ 9.05	$ 9.42
Options granted (in usd per share)	$ 19.01	$ 0.00	$ 0.00
Options exercised (in usd per share)	$ 0.00	$ 9.05	$ 9.66
Options expired (in usd per share)	$ 0.00	$ 0.00	$ 0.00
Options forfeited (in usd per share)	$ 0.00	$ 0.00	$ 0.00
Options outstanding, ending balance (in usd per share)	$ 19.01	$ 0.00	$ 9.05	$ 9.42
Vested and exercisable at September 30, 2013 (in usd per share)	$ 19.01
Options, Additional Disclosures
Weighted- Average Remaining Contractual Terms (years)	9 years 6 months		1 year 2 months 12 days	1 year 4 months 24 days
Weighted-Average Remaining Contractual Term, Vested and exercisable at September 30, 2013	9 years 6 months
Aggregate Intrinsic Value	$ 5,229		$ 105,600	$ 158,965
Aggregate Intrinsic Value, Vested and exercisable at September 30, 2013	$ 5,229